Unaudited Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Nov. 30, 2013	Aug. 31, 2013
Allowance for doubtful accounts receivable	$ 3,000	$ 3,000
Property and equipment, accumulated depreciation	15,489	11,820
Patents and registrations,net of, amortization	93,389
Convertible notes payable, discount	$ 20,959	$ 0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	81,087,422	74,587,422
Common stock, shares outstanding	81,087,422	74,587,422
Series A Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	129,062	129,062
Preferred stock, shares outstanding	129,062	129,062
Series D Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	58,564	58,564
Preferred stock, shares outstanding	58,564	58,564